JOINT VENTURES AND ASSOCIATES (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 24,270,981	$ 25,321,028
Investments in joint ventures and affiliates, Liabilities	1,704,901	1,970,903
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	1,704,901	1,970,903
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	24,232,713	25,297,376
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 38,268	$ 23,652